Equity (Details 6) - Options [Member]	6 Months Ended
Dec. 31, 2020 $ / shares shares
Statement Line Items [Line Items]
Issued Date	Sep. 18, 2020
Number of shares quantity | shares	49,000,000
Number of shares quantity, total | shares	49,000,000
Grant Date	18-Sep-2020
Expiry Date	17-Sep-2025
Exercise price | $ / shares	$ 0.09
Fair value at grant date per option | $ / shares	$ 0.0322 [1]

[1]	Rounded to the nearest four decimal points.